Long-Term Debt - Additional Information (Detail) $ / shares in Units, € in Millions	Aug. 04, 2020 USD ($) $ / shares shares	Jan. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Jun. 01, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Aug. 01, 2017 EUR (€)
Medium term credit facilities
Debt Instrument [Line Items]
Unutilized committed medium term credit facilities			$ 1,030,000,000
Support R&D and capital expenditure programs
Debt Instrument [Line Items]
Line of credit outstanding amount | €					€ 600
Amount outstanding			332,000,000
Credit facility amount withdrawn | €				€ 300
Support R&D and capital expenditure programs | Subsequent event
Debt Instrument [Line Items]
Credit facility amount withdrawn		$ 300,000,000
Support R&D and capital expenditure programs | Europe Union
Debt Instrument [Line Items]
Line of credit outstanding amount | €								€ 500
Amount outstanding			303,000,000
Support R&D and capital expenditure programs | Italy and France
Debt Instrument [Line Items]
Line of credit outstanding amount | €							€ 500
Amount outstanding			442,000,000
New facility agreement with CDP one
Debt Instrument [Line Items]
Line of credit outstanding amount | €						€ 150
Amount outstanding			97,000,000
New facility agreement with CDP two
Debt Instrument [Line Items]
Line of credit outstanding amount | €					€ 200
Amount outstanding			$ 187,000,000
Dual tranche senior unsecured convertible bonds
Debt Instrument [Line Items]
Net proceeds from issuance of senior unsecured convertible bonds	$ 1,567,000,000
Dual tranche senior unsecured convertible bonds | Dual tranche senior unsecured convertible bonds
Debt Instrument [Line Items]
Debt instrument principal amount	$ 1,500,000,000
zero-coupon, due 2025 (Tranche A)
Debt Instrument [Line Items]
Senior unsecured convertible bonds conversion premium rate	47.50%
Debt conversion, converted instrument, shares issued (in shares) | shares	4,585
Debt conversion, bond par value	$ 200,000
Contingent feature of conversion price	1.30
zero-coupon, due 2025 (Tranche A) | Dual tranche senior unsecured convertible bonds
Debt Instrument [Line Items]
Debt instrument principal amount	$ 750,000,000
Percentage at which bonds issued	105.80%
Senior unsecured convertible bonds conversion price (in USD per share) | $ / shares	$ 43.62
zero-coupon, due 2027 (Tranche B)
Debt Instrument [Line Items]
Senior unsecured convertible bonds conversion price (in USD per share) | $ / shares	$ 45.10
Senior unsecured convertible bonds conversion premium rate	52.50%
Debt conversion, converted instrument, shares issued (in shares) | shares	4,435
Debt conversion, bond par value	$ 200,000
Contingent feature of conversion price	1.30
zero-coupon, due 2027 (Tranche B) | Dual tranche senior unsecured convertible bonds
Debt Instrument [Line Items]
Debt instrument principal amount	$ 750,000,000
Percentage at which bonds issued	104.50%
Dual tranche senior unsecured convertible bonds
Debt Instrument [Line Items]
Contingent feature of conversion price	1.30